SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

December 31, 2022 (Unaudited)

Principal Amount		Value

Corporate Bonds — 94.85%
Australia — 1.71%
$ 3,269,000	FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32(a)	$3,050,761
1,463,000	Mineral Resources Ltd., 8.00%, 11/1/27(a)	1,494,528
697,000	Mineral Resources Ltd., 8.50%, 5/1/30(a)	706,581
143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	21,676
220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	147,609

		5,421,155

Bermuda — 0.74%
2,504,964	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25(a)	2,326,798

Brazil — 0.29%
942,000	Aegea Finance Sarl, 6.75%, 5/20/29(d)	927,540

Canada — 2.98%
1,611,000	Bombardier, Inc., 6.00%, 2/15/28(a)	1,492,588
534,000	Bombardier, Inc., 7.50%, 3/15/25(a)	529,823
4,115,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	3,311,192
1,813,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(a)	1,582,687
1,275,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(a)	1,048,310
1,673,000	Primo Water Holdings, Inc., 4.38%, 4/30/29(a)	1,444,866

		9,409,466

Cayman Islands — 0.93%
3,442,650	Global Aircraft Leasing Co. Ltd., PIK, 6.50%, 9/15/24(a)	2,931,313

France — 3.86%
1,150,000	Altice France SA, 5.13%, 7/15/29(a)	859,620
4,661,000	Banijay Entertainment SASU, 5.38%, 3/1/25(a)	4,407,478
1,516,000	BNP Paribas SA, 7.75%, (a),(e),(f)	1,497,050
2,354,000	Iliad Holding SASU, 6.50%, 10/15/26(a)	2,186,404
2,431,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	2,203,337
1,080,000(g)	Loxam SAS, 4.50%, 2/15/27(a)	1,051,270

		12,205,159

Germany — 3.12%
2,197,000	Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(a)	1,832,117
1,400,000	Commerzbank AG, 7.00%, (d),(e),(f)	1,329,006
2,589,000	Deutsche Bank AG, 4.88%, 12/1/32(e)	2,150,918
2,055,000	IHO Verwaltungs GmbH, PIK, 4.75%, 9/15/26(a)	1,780,401

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 1,432,904	IHO Verwaltungs GmbH, PIK, 6.00%, 5/15/27(a)	$1,258,448
1,575,000	ZF North America Capital, Inc., 4.75%, 4/29/25(a)	1,497,615

		9,848,505

India — 0.38%
1,314,000	CA Magnum Holdings, 5.38%, 10/31/26(a)	1,195,740

Ireland — 0.88%
2,813,000	Bank of Ireland Group Plc, 6.25%, 9/16/26(a),(e)	2,792,967

Italy — 2.00%
1,550,000	Intesa Sanpaolo SpA, 7.70%, (a),(e),(f)	1,408,929
2,320,000	Telecom Italia Capital SA, 6.38%, 11/15/33	1,897,296
3,426,000	UniCredit SpA, 5.86%, 6/19/32(a),(e)	3,009,068

		6,315,293

Luxembourg — 0.86%
1,620,000	Altice Financing SA, 5.00%, 1/15/28(a)	1,308,652
1,778,000	Altice Financing SA, 5.75%, 8/15/29(a)	1,401,173

		2,709,825

Mexico — 0.47%
1,500,000	Banco Mercantil del Norte SA, 8.38%, (d),(e),(f)	1,487,463

Netherlands — 0.28%
1,000,000	UPC Holding BV, 5.50%, 1/15/28(a)	894,188

United Arab Emirates — 0.89%
2,922,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26(a)	2,816,764

United Kingdom — 2.71%
1,985,000	Barclays Plc, 7.39%, 11/2/28(e)	2,069,593
1,554,000	Barclays Plc, 8.00%, (e),(f)	1,464,490
2,369,000	Standard Chartered Plc, 7.75%, (a),(e),(f)	2,353,459
3,300,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	2,686,451

		8,573,993

United States — 72.75%
1,000,000(g)	Adient Global Holdings Ltd., 3.50%, 8/15/24(d)	1,020,574
2,400,000	Adient Global Holdings Ltd., 4.88%, 8/15/26(a)	2,234,856
2,071,000	ADT Security Corp. (The), 4.13%, 6/15/23	2,057,657
1,731,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	1,483,868
1,149,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(a)	963,480
2,279,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	2,333,027

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 1,012,000	Allison Transmission, Inc., 5.88%, 6/1/29(a)	$950,215
1,534,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 5.25%, 4/30/25(a)	1,461,442
1,760,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	1,549,875
2,355,000	Asbury Automotive Group, Inc., 5.00%, 2/15/32(a)	1,942,780
1,830,000	ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(a)	1,473,685
1,550,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	959,353
463,000(g)	Belden, Inc., 3.38%, 7/15/31(d)	411,575
3,044,000	Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	2,985,391
922,000	Boyne USA, Inc., 4.75%, 5/15/29(a)	825,514
3,208,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26(a)	2,845,251
2,281,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	2,081,480
2,011,000	Builders FirstSource, Inc., 4.25%, 2/1/32(a)	1,637,208
1,000,000	Builders FirstSource, Inc., 5.00%, 3/1/30(a)	891,460
1,019,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	846,086
1,216,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	910,003
2,952,000	Caesars Entertainment, Inc., 6.25%, 7/1/25(a)	2,872,064
555,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(a)	543,902
3,236,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	2,591,705
2,355,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(a)	1,813,534
1,666,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	1,438,904
2,260,376	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	2,109,194
3,318,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	3,278,589
2,715,000	Central Garden & Pet Co., 4.13%, 4/30/31(a)	2,249,615
1,072,000	Chart Industries, Inc., 7.50%, 1/1/30(a)	1,076,449
2,078,000	Chart Industries, Inc., 9.50%, 1/1/31(a)	2,131,166
2,619,000	CHS/Community Health Systems, Inc., 8.00%, 3/15/26(a)	2,387,653
3,730,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	3,654,468
3,667,000	CMG Media Corp., 8.88%, 12/15/27(a)	2,759,044
1,676,000	Condor Merger Sub, Inc., 7.38%, 2/15/30(a)	1,353,511
2,229,000	Constellium SE, 3.75%, 4/15/29(a)	1,807,302
1,025,000	Constellium SE, 5.63%, 6/15/28(a)	940,712
4,380,000	Coty, Inc., 5.00%, 4/15/26(a)	4,174,883
3,807,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	3,335,755
1,049,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	710,897
500,000	Dana, Inc., 4.50%, 2/15/32	403,675
898,000	Darling Ingredients, Inc., 6.00%, 6/15/30(a)	880,114
3,813,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	3,249,058
1,992,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(a)	1,786,368
2,214,000	DISH DBS Corp., 5.25%, 12/1/26(a)	1,867,574
1,699,000	DISH DBS Corp., 5.75%, 12/1/28(a)	1,357,111

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 2,158,000	Domtar Corp., 6.75%, 10/1/28(a)	$1,872,246
3,061,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 4/1/26(a)	2,788,959
634,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 4/1/29(a)	519,893
1,030,000	Ford Motor Co., 4.75%, 1/15/43	745,193
1,897,000	Ford Motor Co., 6.10%, 8/19/32	1,757,491
4,166,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	3,617,748
2,260,000	Ford Motor Credit Co. LLC, 4.54%, 8/1/26	2,085,530
3,402,000	Forestar Group, Inc., 3.85%, 5/15/26(a)	3,024,847
786,000	Fortress Transportation and Infrastructure Investors LLC, 5.50%, 5/1/28(a)	669,940
1,240,750	Freedom Mortgage Corp., 6.63%, 1/15/27(a)	969,248
1,229,000	Freedom Mortgage Corp., 8.13%, 11/15/24(a)	1,129,485
956,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	680,306
1,254,000	Gap, Inc. (The), 3.88%, 10/1/31(a)	884,676
1,200,000	Gen Digital, Inc., 6.75%, 9/30/27(a)	1,178,208
1,040,000	Gen Digital, Inc., 7.13%, 9/30/30(a)	1,024,521
1,602,000	Global Partners LP / GLP Finance Corp., 6.88%, 1/15/29	1,450,969
1,694,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	1,616,647
1,851,000	GPD Cos., Inc., 10.13%, 4/1/26(a)	1,583,973
1,100,000	Gray Television, Inc., 5.88%, 7/15/26(a)	980,034
2,446,000	Gray Television, Inc., 7.00%, 5/15/27(a)	2,172,530
3,317,000	Griffon Corp., 5.75%, 3/1/28	3,033,336
1,100,000	Host Hotels & Resorts LP, REIT, 3.50%, 9/15/30	907,403
3,055,000	International Game Technology Plc, 4.13%, 4/15/26(a)	2,862,107
960,000	International Game Technology Plc, 6.50%, 2/15/25(a)	964,176
3,172,000	IRB Holding Corp., 7.00%, 6/15/25(a)	3,163,382
458,000	Iron Mountain, Inc., REIT, 5.25%, 7/15/30(a)	397,751
3,627,000	ITT Holdings LLC, 6.50%, 8/1/29(a)	3,060,395
1,910,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	1,559,765
518,000	Kontoor Brands, Inc., 4.13%, 11/15/29(a)	416,889
1,103,000	LABL, Inc., 5.88%, 11/1/28(a)	943,356
2,278,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	1,477,415
2,000,000	LCPR Senior Secured Financing DAC, 5.13%, 7/15/29(a)	1,644,870
2,045,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	1,917,310
1,522,000	Legacy LifePoint Health LLC, 4.38%, 2/15/27(a)	1,288,250
834,000	Lithia Motors, Inc., 4.38%, 1/15/31(a)	684,407
4,119,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	3,462,144
2,663,000	MasTec, Inc., 4.50%, 8/15/28(a)	2,387,164
3,659,000	Matthews International Corp., 5.25%, 12/1/25(a)	3,454,572
1,724,000	Medline Borrower LP, 3.88%, 4/1/29(a)	1,389,473
1,841,000	Metis Merger Sub LLC, 6.50%, 5/15/29(a)	1,556,754
901,000	Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(a)	737,151
1,045,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	937,320
3,292,000	Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	3,101,864
1,601,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	1,411,677
1,000,000	Newell Brands, Inc., 6.63%, 9/15/29	987,008
2,037,000	Nexstar Media, Inc., 5.63%, 7/15/27(a)	1,870,875
3,500,000	Nissan Motor Acceptance Co. LLC, 2.00%, 3/9/26(a)	3,012,740

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 1,897,000	NuStar Logistics LP, 5.75%, 10/1/25	$1,832,535
1,996,000	OT Merger Corp., 7.88%, 10/15/29(a)	1,014,553
1,104,000	Pike Corp., 5.50%, 9/1/28(a)	965,009
1,464,000	Post Holdings, Inc., 5.75%, 3/1/27(a)	1,417,650
2,014,000	Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/28(a)	1,866,925
3,724,000	Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	3,580,177
2,070,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 5.25%, 4/15/30(a)	1,509,409
963,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	775,268
1,063,000	Resolute Forest Products, Inc., 4.88%, 3/1/26(a)	1,045,861
930,000	Rockies Express Pipeline LLC, 4.80%, 5/15/30(a)	813,361
2,167,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29(a)	1,967,514
1,904,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30(a)	1,607,752
3,542,000	Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	2,644,493
3,206,000	Sirius XM Radio, Inc., 4.00%, 7/15/28(a)	2,783,235
3,466,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(a)	3,099,431
3,882,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	3,118,087
2,835,000	Sprint LLC, 7.13%, 6/15/24	2,892,596
1,817,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	1,471,645
2,692,000	Sylvamo Corp., 7.00%, 9/1/29(a)	2,570,022
1,566,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 3/1/27(a)	1,464,210
1,600,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.50%, 10/1/25(a)	1,614,065
1,053,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24(a)	1,036,152
4,150,000	TEGNA, Inc., 5.00%, 9/15/29	3,928,707
1,591,000	Tenet Healthcare Corp., 6.13%, 10/1/28(a)	1,427,709
1,441,000	Tenet Healthcare Corp., 6.25%, 2/1/27(a)	1,384,090
1,087,000(g)	TI Automotive Finance Plc, 3.75%, 4/15/29(d)	857,500
2,925,000	TransDigm, Inc., 6.25%, 3/15/26(a)	2,890,844
1,299,000	U.S. Foods, Inc., 4.63%, 6/1/30(a)	1,147,840
824,919	Univision Communications, Inc., 5.13%, 2/15/25(a)	785,868
2,713,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	2,620,184
615,000	Univision Communications, Inc., 7.38%, 6/30/30(a)	588,495
1,345,000	Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31(a)	1,146,624
2,257,000	VICI Properties LP / VICI Note Co., Inc., REIT, 3.50%, 2/15/25(a)	2,134,876
1,638,000	VICI Properties LP / VICI Note Co., Inc., REIT, 4.63%, 6/15/25(a)	1,570,549
1,844,000	Victoria’s Secret & Co., 4.63%, 7/15/29(a)	1,446,899
521,000	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a)	432,435
1,133,000	Western Midstream Operating LP, 5.45%, 4/1/44	946,305
1,546,000	White Cap Buyer LLC, 6.88%, 10/15/28(a)	1,347,118

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 1,037,000	White Cap Parent LLC, PIK, 8.25%, 3/15/26(a)	$895,975
1,267,000	Yum! Brands, Inc., 3.88%, 11/1/23	1,246,653

		229,908,646

Total Corporate Bonds (Cost $327,598,617)		299,764,815

U.S. Treasury Obligations — 1.37%
United States — 1.37%
4,350,000	U.S. Treasury Notes, 4.50%, 11/30/24	4,350,340

Total U.S. Treasury Obligations (Cost $4,360,916)		4,350,340

Shares

Common Stocks — 0.06%
United Kingdom — 0.00%
12,023	AVTCAP WARR*	3,873

United States — 0.06%
70,137	Quintis Ltd.*,(b),(c),(h)	1,403
1,445	Voyager Aviation Holdings LLC*	176,651
241	Voyager Aviation Holdings LLC*,(b),(c),(h)	0
12,785	W R Grace & Co.*,(b),(c),(h)	601

		178,655

Total Common Stocks (Cost $3)		182,528

Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*	0

Total Rights/Warrants (Cost $0)		0

Investment Company — 1.62%
5,110,042	U.S. Government Money Market Fund,
	RBC Institutional Class 1 (i)	5,110,042

Total Investment Company (Cost $5,110,042)		5,110,042

Total Investments (Cost $337,069,578) — 97.90%		$309,407,725
Other assets in excess of liabilities — 2.10%		6,627,662

NET ASSETS — 100.00%		$316,035,387

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2022 (Unaudited)

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(f)	Perpetual security with no stated maturity date.
(g)	Principal amount denoted in Euros.
(h)	Security delisted or issuer in bankruptcy.
(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2022 (Unaudited)

Foreign currency exchange contracts as of December 31, 2022:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
GBP	550,000	USD	663,346	Citibank N.A.	1/19/23	$1,947

USD	899,672	EUR	850,000	Citibank N.A.	1/19/23	(11,490)
USD	1,300,162	EUR	1,314,564	Citibank N.A.	1/19/23	(108,992)
USD	498,530	EUR	504,050	Citibank N.A.	1/19/23	(41,789)
USD	1,088,224	EUR	1,100,386	Citibank N.A.	1/19/23	(91,342)
USD	790,725	GBP	690,000	Citibank N.A.	1/19/23	(43,916)

						$(297,529)

Total						$(295,582)

Credit default swaps sell protection as of December 31, 2022:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS	Notional Amount (000)	Premium Paid/ (Received)	Unreal. App.	Value
5.00%	ICE - CDX HY S39 DEC-27	Quarterly	Morgan Stanley	12/20/27	0.043	USD 9,899	$23,046	$53,854	$76,900

Total							$23,046	$53,854	$76,900

Abbreviations used are defined below:

EUR - Euro

GBP - United Kingdom Pound Sterling

REIT - Real Estate Investment Trust

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

December 31, 2022 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Consumer, Cyclical	24.41%
Communications	18.20%
Consumer, Non-cyclical	13.86%
Financial	12.72%
Industrial	10.87%
Basic Materials	6.41%
Energy	6.09%
Technology	1.75%
Government	1.37%
Utilities	0.60%
Other*	3.72%

100.00%

*

Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, credit default swaps, foreign currency exchange contracts and accrued expenses payable.